BUSINESS COMBINATIONS (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2022	Feb. 28, 2022	Dec. 16, 2021
Doruk Finansman A.
Business combinations
Ownership interest in subsidiary	100.00%
Doruk Finansman A.
Business combinations
Percentage of stake acquired			100.00%
Transaction value			₺ 20,000
Contingent consideration amount		₺ 16,133
Doruk Finansman A. | Dogan Sirketler Grubu Holding A.S., Dogan Dis Ticaret ve Mumessillik A.S. and Dogan family individuals
Business combinations
Cash paid		5,000
Doruk Finansman A. | Doan irketler Grubu Holding A.
Business combinations
Conditional amount		₺ 15,000
Conditional amount payment term		10 years
Doruk Finansman A. | Dogan Sirketler Grubu Holding A.S., Dogan Dis Ticaret ve Mumessillik A.S. and Dogan family individuals | Doruk Finansman A.
Business combinations
Ownership interest in subsidiary			100.00%
Doruk Finansman A. | Doan irketler Grubu Holding A. | Doruk Finansman A.
Business combinations
Ownership interest in subsidiary		97.00%